Silvant Small-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—96.2%
Communication Services—3.9%
Cable One, Inc.	231	$380
Cardlytics, Inc.(1)	6,196	216
Roku, Inc.(1)	3,279	287
		883

Consumer Discretionary—8.2%
Boot Barn Holdings, Inc.(1)	4,758	61
Cavco Industries, Inc.(1)	948	137
Churchill Downs, Inc.	2,700	278
Five Below, Inc.(1)	2,702	190
Ollie’s Bargain Outlet Holdings, Inc.(1)	3,378	157
Planet Fitness, Inc. Class A(1)	4,492	219
Shake Shack, Inc. Class A(1)	1,601	60
Texas Roadhouse, Inc.	9,290	384
Wingstop, Inc.	4,713	376
		1,862

Consumer Staples—3.2%
Boston Beer Co., Inc. (The) Class A(1)	530	195
J&J Snack Foods Corp.	1,376	167
WD-40 Co.	1,859	373
		735

Financials—6.6%
Ameris Bancorp	6,270	149
Ares Management Corp. Class A	7,623	236
Essent Group Ltd.	3,238	85
First Financial Bankshares, Inc.	11,722	315
FirstCash, Inc.	1,678	120
Goosehead Insurance, Inc. Class A(1)	3,777	169
NMI Holdings, Inc. Class A(1)	6,766	78
RLI Corp.	3,834	337
		1,489

Health Care—32.1%
Addus HomeCare Corp.(1)	1,297	88
Aimmune Therapeutics, Inc.(1)	7,619	110
Allakos, Inc.(1)	2,242	100
Amedisys, Inc.(1)	866	159
Bio-Techne Corp.	2,301	436
Chemed Corp.	1,589	688
Encompass Health Corp.	8,195	525
GW Pharmaceuticals plc ADR(1)	2,095	183
	Shares	Value

Health Care—continued
HealthEquity, Inc.(1)	6,644	$336
Insmed, Inc.(1)	5,270	84
Inspire Medical Systems, Inc.(1)	4,324	261
Insulet Corp.(1)	4,201	696
LHC Group, Inc.(1)	3,409	478
Madrigal Pharmaceuticals, Inc.(1)	1,291	86
Natera, Inc.(1)	9,493	283
Novocure Ltd.(1)	5,536	373
Penumbra, Inc.(1)	2,758	445
Phreesia, Inc.(1)	10,231	215
Reata Pharmaceuticals, Inc. Class A(1)	3,483	503
REGENXBIO, Inc.(1)	3,971	129
Sarepta Therapeutics, Inc.(1)	4,393	430
Tandem Diabetes Care, Inc.(1)	7,307	470
Ultragenyx Pharmaceutical, Inc.(1)	4,570	203
		7,281

Industrials—19.1%
ASGN, Inc.(1)	4,676	165
Barnes Group, Inc.	3,764	157
Brink’s Co. (The)	5,465	285
BWX Technologies, Inc.	3,626	177
Casella Waste Systems, Inc. Class A(1)	11,066	432
Chart Industries, Inc.(1)	5,212	151
ESCO Technologies, Inc.	2,104	160
Herc Holdings, Inc.(1)	3,226	66
IAA, Inc.(1)	2,525	76
Kratos Defense & Security Solutions, Inc.(1)	14,832	205
Mercury Systems, Inc.(1)	7,788	556
MSA Safety, Inc.	2,366	239
Parsons Corp.(1)	2,539	81
Proto Labs, Inc.(1)	2,883	220
Saia, Inc.(1)	4,501	331
Simpson Manufacturing Co., Inc.	3,603	223
Teledyne Technologies, Inc.(1)	2,687	799
		4,323

Information Technology—18.5%
Brooks Automation, Inc.	5,516	168
Cabot Microelectronics Corp.	2,756	315
Coupa Software, Inc.(1)	3,351	468
Everbridge, Inc.(1)	4,521	481
	Shares	Value

Information Technology—continued
Five9, Inc.(1)	9,094	$695
Mimecast Ltd.(1)	5,348	189
Paycom Software, Inc.(1)	880	178
Proofpoint, Inc.(1)	2,416	248
PROS Holdings, Inc.(1)	3,959	123
Q2 Holdings, Inc.(1)	13,572	801
Tower Semiconductor Ltd.(1)	10,401	166
Varonis Systems, Inc.(1)	1,772	113
ViaSat, Inc.(1)	6,891	247
		4,192

Materials—4.6%
Ashland Global Holdings, Inc.	2,663	133
Balchem Corp.	5,551	548
Quaker Chemical Corp.	1,647	208
W.R. Grace & Co.	4,143	148
		1,037

Total Common Stocks (Identified Cost $19,188)		21,802

Total Long-Term Investments—96.2% (Identified Cost $19,188)		21,802

Short-Term Investment—1.6%
Money Market Mutual Fund—1.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)(2)	363,267	363
Total Short-Term Investment (Identified Cost $363)		363

TOTAL INVESTMENTS—97.8% (Identified Cost $19,551)		$22,165
Other assets and liabilities, net—2.2%		509
NET ASSETS—100.0%		$22,674

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

Silvant Small-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$21,802	$21,802
Money Market Mutual Fund	363	363
Total Investments	$22,165	$22,165
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
See Notes to Schedule of Investments

SILVANT SMALL-CAP GROWTH STOCK FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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